ACCOUNTS RECEIVABLE, NET (Schedule of Accounts Receivable, Net) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ACCOUNTS RECEIVABLE, NET [Abstract]
Billed receivable	$ 64,031	$ 61,760
Unbilled receivable	50,719	44,071
Accounts receivable, gross	114,750	105,831
Less: Allowance for doubtful accounts	(7,221)	(4,609)	(3,288)	(17,646)
Accounts receivable, net	$ 107,529	$ 101,222